The Company's Subsidiaries	12 Months Ended
Dec. 31, 2023
The Companys Subsidiaries [abstract]
THE COMPANY’S SUBSIDIARIES

NOTE 3 – THE COMPANY’S SUBSIDIARIES

A.	Set forth below are details regarding the Company’s subsidiaries:

	Jurisdiction of incorporation	Rights to equity/voting rights
Investee
Silynx Communications Inc.	Delaware, USA	100%
Source of Sound Ltd.	Israel	100%

B.	Additional information

(1)	Silynx was a privately held company that was incorporated in Delaware, USA in September 2005. through the completion date of the Restructuring completed by the Company on August 26, 2021 (see Note 1.B), Silynx held the entire issued and paid-up share capital of SOS.

(2)	SOS was a privately held company that was incorporated in Israel in September 2005. SOS was engaged in the development, production, marketing and sale of personal speech and audio accessories for tactical uses (i.e., radios used by security forces, law enforcement and rescue forces, etc.).